Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 16,278	$ 13,547
Less: accumulated depreciation	(6,228)	(4,939)
Property plant and equipment net	10,050	8,608
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,156	1,065
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,758	4,094
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,563	7,994
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 801	$ 394